Basis of preparation and principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Basis of preparation and principal accounting policies
Summary of annual consolidated statements of operations, balance sheet data and cash flows

Consolidated statement of comprehensive income data	Year Ended December 31,
	2020		2019		2018
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
	(in thousands except per share data)
Capital provision income	339,647	338,700	351,828	409,328	404,230	501,976
Third-party share of gains relating to interests in consolidated entities	(12,851)	(11,904)	(15,318)	(72,818)	(3,348)	(101,094)
Total income	356,973	356,973	366,043	366,043	424,977	424,977

Operating expenses - general	(86,589)	(86,589)	(78,402)	(78,402)	(66,119)	(66,119)
Operating expenses - legal finance non-cash accrual	—	(6,920)	—	(31,312)	—	—
Operating expenses - case-related expenditures ineligible for inclusion in asset cost	(4,841)	(4,841)	(11,246)	(11,246)	(5,712)	(5,712)
Operating expenses - equity and listing related	(7,907)	(7,907)	(1,754)	(1,754)	—	—
Amortization of intangible asset	(8,703)	(8,703)	(9,495)	(9,495)	(9,494)	(9,494)
Operating Profit	248,933	242,013	265,146	233,834	343,652	343,652
Profit for the year before taxation	208,635	201,715	225,524	194,212	305,114	305,114
Profit for the year after taxation	171,698	164,778	212,107	180,795	317,577	317,577
Total comprehensive income for the year	161,492	154,572	194,582	163,270	342,278	342,278

	Cents	Cents	Cents	Cents	Cents	Cents
Basic profit per ordinary share	78.4	75.3	97.0	82.7	150.7	150.7
Diluted profit per ordinary share	78.0	74.9	96.6	82.3	150.3	150.3
Basic comprehensive income per ordinary share	73.8	70.6	89.0	74.7	162.4	162.4
Diluted comprehensive income per ordinary share	73.4	70.2	88.6	74.3	162.0	162.0

Consolidated statement of financial position data	December 31,				At January 1,
	2020		2019		2019
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
	(in thousands)

Other assets	31,954	31,908	13,263	13,218	16,313	16,280
Capital provision assets	2,176,124	2,562,677	2,045,329	2,432,829	1,641,035	1,871,035
Total assets	2,728,294	3,114,802	2,651,984	3,039,439	2,318,982	2,548,949
Other liabilities	66,099	104,363	51,430	82,742	31,046	31,046
Third-party interests in consolidated entities	248,581	635,057	235,720	623,175	136,959	366,926
Total liabilities	1,028,482	1,453,222	1,118,992	1,537,759	955,828	1,185,795
Total net assets	1,699,812	1,661,580	1,532,992	1,501,680	1,363,154	1,363,154
Reserves attributable to owners	1,087,593	1,049,361	923,038	891,726	753,200	753,200
Total shareholders equity	1,699,812	1,661,580	1,532,992	1,501,680	1,363,154	1,363,154

Consolidated statement of cash flows	Year Ended December 31,
	2020		2019		2018
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
	(in thousands)
Cash flows from operating activities
Profit for the year before tax	208,635	201,715	225,524	194,212	305,114	305,114
Changes in working capital and non-cash items	(270,771)	(263,850)	(281,501)	(250,189)	(344,379)	(344,379)
Capital provision assets:
Proceeds	548,593	548,593	491,252	391,252	602,687	572,687
Net proceeds from third-party interests in consolidated entities	10	10	83,443	183,443	(10,028)	19,972
Net cash inflow from operating activities before funding of
capital provision assets	476,536	476,537	553,712	553,712	538,096	538,096
Net cash inflow/(outflow) from operating activities	180,670	180,671	(8,306)	(8,306)	(233,313)	(233,313)
Net cash (outflow) from investing activities	(360)	(360)	(3,398)	(3,398)	(104)	(104)
Net cash (outflow)/inflow from financing activities	(45,214)	(45,214)	(67,425)	(67,425)	364,881	364,881
Net increase/(decrease) in cash and cash equivalents	135,096	135,097	(79,129)	(79,129)	131,464	131,464

Schedule of expected useful lives of fixed assets

Property, plant and equipment	Useful life
Right-of-use assets	Life of lease
Leasehold improvements	Life of lease
Fixtures, fitting and equipment	5 years
Computer hardware and software	3 years